Capital - Summary of Retained Earnings (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Subclassifications Of Assets Liabilities And Equities [Abstract]
Retained earnings	₩ 84,668	₩ 45,405	₩ 13,962